Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2011 Series A Cumulative Redeemable Preferred Stock	Dec. 31, 2010 Series A Cumulative Redeemable Preferred Stock	Sep. 30, 2011 Common Stock Class A [Member]	Dec. 31, 2010 Common Stock Class A [Member]	Sep. 30, 2011 Common Stock Class B [Member]	Dec. 31, 2010 Common Stock Class B [Member]	Sep. 30, 2011 Common Stock Class C [Member]	Dec. 31, 2010 Common Stock Class C [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member]	Dec. 31, 2010 Citadel Broadcasting Corp. [Member] Successor [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class A [Member]	Dec. 31, 2010 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class A [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class B [Member]	Dec. 31, 2010 Citadel Broadcasting Corp. [Member] Successor [Member] Common Stock Class B [Member]
Allowance for doubtful accounts	$ 1,502	$ 1,115
Prepaid expenses and other current assets, deferred income tax assets											$ 12,049	$ 23,023
Additional paid-in capital, special warrants											22,933,523	23,682,484
Preferred stock, par value			$ 0.01	$ 0.01							$ 0.001	$ 0.001
Preferred stock, stated value			$ 1,000	$ 1,000
Preferred stock, shares authorized			100,000,000	100,000,000							50,000,000	50,000,000
Preferred stock, shares issued			125,000	0							0	0
Preferred stock, shares outstanding			125,000	0							0	0
Common stock, par value					$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01			$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized					750,000,000	750,000,000	600,000,000	600,000,000	644,871	644,871			100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued					142,984,733	59,599,857	12,439,667	12,439,667	644,871	644,871			4,592,506	4,539,601	19,059,409	18,131,638
Common stock, shares outstanding					119,460,855	35,538,530	5,809,191	5,809,191	644,871	644,871			4,394,758	4,539,601	19,059,409	18,131,638
Treasury stock, shares	23,523,878	24,061,327									197,748